ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Asset retirement obligations – January 1, 2022		$ 252,731	$ 246,866	$ 246,866	$ 21,937	$ 21,937	$ 21,937
Accretion expense		6,071	5,865	11,936			1,092
Asset retirement obligations – June 30, 2023	$ 246,866	258,802	252,731	258,802			246,866	21,937
Estimated liabilities recorded							223,837
Predecessor [Member]
Asset retirement obligations – January 1, 2022	21,937				$ 21,937	21,937	21,937
Accretion expense
Asset retirement obligations – June 30, 2023						$ 21,937		$ 21,937
Successor [Member]
Asset retirement obligations – January 1, 2022			$ 246,866	$ 246,866
Accretion expense	1,092
Asset retirement obligations – June 30, 2023	246,866						$ 246,866
Estimated liabilities recorded	$ 245,774